Income taxes - Disclosure of income taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carried forward	$ 163,144	$ 117,232
Federal investment tax credits	1,926	1,409
SRED amounts	3,732	$ 0
Tax Year 2029 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carried forward	3,294
Federal investment tax credits	30
Tax Year 2030 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carried forward	2,341
Federal investment tax credits	50
Tax Year 2031 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carried forward	1,786
Federal investment tax credits	280
Tax Year 2032 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carried forward	7,425
Federal investment tax credits	184
Tax Year 2033 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carried forward	5,325
Federal investment tax credits	75
Tax Year 2034 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carried forward	13,032
Federal investment tax credits	131
Tax Year 2035 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carried forward	18,749
Federal investment tax credits	203
Tax Year 2036 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carried forward	21,140
Federal investment tax credits	206
Tax Year 2037 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carried forward	42,316
Federal investment tax credits	353
Tax Year 2038 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carried forward	47,736
Federal investment tax credits	$ 414